Financial Instruments (Details Textual) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Cash and Cash Equivalents [Line Items]
Gains (losses) on cash flow hedges, before tax	$ 109,288,972	$ (55,220,514)	$ 17,077,670
Cash flow hedges [member]
Disclosure of Cash and Cash Equivalents [Line Items]
Gains (losses) on cash flow hedges, before tax	$ 2,168,254	$ 4,068,855	$ 345,986